Property Plant and Equipment	Nov. 18, 2019
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
Note 11. Property, Plant and Equipment
Virginia Power
Acquisitions of Solar Projects
In February 2019, Virginia Power completed the acquisition of a solar development project in Virginia. The facility commenced commercial operations in April 2019, generating 20 MW, at a cost of $37 million, including the initial acquisition cost.
In August 2018, Virginia Power entered into agreements to acquire two solar development projects in North Carolina and Virginia. The first acquisition was completed in March 2019. The project is expected to commence commercial operations by the end of 2020 and cost approximately $130 million once constructed, including the initial acquisition cost. The second acquisition was completed in May 2019. The project is expected to commence commercial operations by the end of 2019 and cost approximately $120 million, including the initial acquisition cost. The projects are expected to generate 155 MW combined.
In September 2017, Virginia Power entered into agreements to acquire two solar development projects in North Carolina. The first acquisition closed in October 2018. The facility commenced commercial operations in December 2018 at a cost of $140 million, including the initial acquisition cost. The second acquisition was completed in June 2019. The project is expected to commence commercial operations by the end of 2019 and cost approximately $140 million, including the initial acquisition cost. The projects are expected to generate approximately 155 MW combined.
In June 2019, Virginia Power entered into an agreement to acquire a solar development project in Virginia. The project is expected to commence commercial operations by the end of 2020 and cost approximately $160 million once constructed, including the initial acquisition cost. The project is expected to generate approximately 88 MW.
In June 2019, Virginia Power completed the acquisition of a solar development project in Virginia. The project is expected to commence commercial operations by the end of 2021 and cost approximately $260 million once constructed, including the initial acquisition cost. The project is expected to generate approximately 150 MW.
Virginia Power anticipates claiming federal investment tax credits on these solar projects.
Dominion Energy Gas
Assignment of Shale Development Rights
In November 2014, Dominion Energy Gas closed an agreement with a natural gas producer to convey over time approximately 24,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields. In January 2018, Dominion Energy Gas and the natural gas producer closed on an amendment to the agreement, which included the conveyance of Dominion Energy Gas’ remaining 50% interest in approximately 18,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. In February 2018, Dominion Energy Gas received proceeds of $28 million, resulting in an approximately $28 million ($20 million after-tax)
gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.
In March 2018, Dominion Energy Gas closed an agreement with a natural gas producer to convey approximately 11,000 acres of Utica and Point Pleasant Shale development rights underneath one of its natural gas storage fields. The agreement provided for a payment to Dominion Energy Gas, subject to customary adjustments, of $16 million. In March 2018, Dominion Energy Gas received cash proceeds of $16 million associated with the conveyance of the acreage, resulting in a $16 million ($12 million after-tax)
gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.
In June 2018, Dominion Energy Gas closed an amendment to an agreement with a natural gas producer for the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from approximately 9,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields previously conveyed in December 2013. In June 2018, Dominion Energy Gas received proceeds of $6 million associated with the transaction, resulting in a $6 million ($4 million after-tax)
gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.